Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Tax Credit Carryforward [Line Items]
Foreign income (loss)	$ (1,791)	$ 234
Unrecognized tax benefits	0	0
Penalties and interest accrued related to uncertain tax positions	0	0
Non-capital tax losses	17,728	14,264
Research Tax Credit Carryforward
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	12,683	6,364
Investment Tax Credit Carryforward
Tax Credit Carryforward [Line Items]
Tax credit carryforwards	$ 3,435	$ 1,486